Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of Castor and its wholly owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Castor, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. The Company has identified it has variable interests in Toro Corp., but is not the primary beneficiary. The Company’s maximum exposure to loss as a result of its involvement with this VIE is the Company’s carrying value in this investment. The Company reconsiders the initial determination of whether an entity is a VIE if certain types of events (“reconsideration events”) occur. If the Company holds a variable interest in an entity that previously was not a VIE, it reconsiders whether the entity has become a VIE.

Non-controlling interests (NCIs) are measured initially at fair value at the date of acquisition. The NCIs’ share of the subsidiary’s net income or loss is recognized in the consolidated income statement and directly affects the carrying amount of NCI in the equity section of the consolidated balance sheet.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include vessel valuations, the valuation of amounts due from charterers, residual value of the vessels, the useful life of the vessels and other long-lived assets, the fair values of investments and measurement of other financial instruments (including the measurement of credit or impairment losses), fair value of acquired intangible assets and related impairment assessments, the fair value of assets acquired and liabilities assumed in acquisitions, impairment of goodwill, share-based compensation, current and deferred income taxes, and other contingent liabilities. Actual results may differ from these estimates.

Segment Reporting
A segment is a distinguishable component of the business that is engaged in business activities from which the Company earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”). The Company determined that, as of December 31, 2024, it operated under three reportable segments: as a provider of dry bulk commodities transportation services (referred to as the “dry bulk segment”), as a provider of containership cargoes transportation services (referred to as the “containership segment”) and as a provider of asset management services (referred to as the “asset management segment”). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements. When the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, for the dry bulk and containership segments the disclosure of geographic information is impracticable. For the asset management segment, the Company discloses geographic information of revenue earned.

Other comprehensive income

The Company follows the accounting guidance relating to comprehensive income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in a single continuous statement. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign currency translation

The Company’s reporting and functional currency is the U.S. Dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates and any gains or losses are included in the consolidated statements of comprehensive income.

The accounts of foreign subsidiaries with non-USD functional currencies (such as MPC Capital) are translated, and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity. More specifically, assets and liabilities are translated into the reporting currency at the closing rate. Income and expense items are translated at the average exchange rate for the period. For the acquisition of the MPC Capital, the following EUR/USD exchange rates have been used.

December 16, 2024 (for the net assets acquired)	1.05012
December 31, 2024	1.04156
Average rate December 16 - December 31, 2024	1.04235

Cash and cash equivalents

The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Company’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Company’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Company’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Accounts receivable trade, net

The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire, freight, and other potential sources of income (such as demurrage, ballast bonus compensation and/or holds cleaning compensation, etc.) under the Company’s charter contracts and receivables from ship management services and transaction services, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are either assessed on a portfolio basis or individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts recorded as of December 31, 2023 and 2024 amounted to $0 and $4,823, respectively.

Business Combinations

Business combinations are accounted for under the acquisition method of accounting. Under this method, the assets acquired and liabilities assumed are recognized at their respective fair values as of the date of acquisition. The excess, if any, of the acquisition price over the fair values of the assets acquired and liabilities assumed is recorded as goodwill if the definition of a business is met. The Company records any acquisition related costs as expenses when incurred.

Adjustments to the fair values of assets acquired and liabilities assumed are made until the Company obtains all relevant information regarding the facts and circumstances that existed as of the acquisition date (the “measurement period”), not to exceed one year from the date of the acquisition. The Company recognizes measurement-period adjustments in the period in which it determines the amounts, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date.

The estimation of the fair values of assets and liabilities acquired in business combinations requires significant judgment. The fair value estimation requires the Company to use significant observable and unobservable inputs. The estimates of fair value are also subject to significant variability, are sensitive to changes in market conditions, and are reasonably likely to change in the future. A significant change in the observable and unobservable inputs and determination of fair value of the assets and liabilities acquired could significantly impact the Company’s consolidated financial statements.

Goodwill

Goodwill represents the excess of the acquisition price over the fair value of net assets acquired in a business combination. The determination of the value of goodwill, net tangible and intangible assets arising from acquisitions requires extensive use of accounting estimates and judgments to allocate the purchase price to the fair value of net tangible and intangible assets acquired, and liabilities assumed and the excess purchase price over net assets acquired to goodwill. Goodwill is not amortized, rather, goodwill is evaluated for impairment annually and whenever events or changes in circumstances indicate that the value of the asset may be impaired.

Goodwill and other indefinite-lived acquired intangible assets are evaluated for impairment using either a qualitative or quantitative approach. Generally, a qualitative assessment is first performed to determine whether a quantitative goodwill impairment test is necessary. If management determines, after performing an assessment based on the qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, or that a fair value of the reporting unit substantially in excess of the carrying amount cannot be assured, then a quantitative goodwill impairment test would be required. The quantitative test for goodwill impairment is performed by determining the fair value of the related reporting units. Fair value is measured based on the discounted cash flow method and relative market-based approaches.

Intangible assets

Intangible assets include intangibles resulting from the pushdown accounting (see Note 8) and other intangibles acquired by the Company. They have finite useful lives and are carried at cost and amortized on a straight-line basis over their estimated useful lives. The useful lives of intangible assets are periodically re-assessed to ensure they reflect current conditions and expectations.

Estimated useful lives in years
Concessions	10 - 15
Licenses, Software	5
Brands	13
Customer relationship	25
Order backlog	6 - 8
Favorable contracts	5

Intangible Assets/Liabilities Related to Time Charters Acquired
When the Company identifies any intangible assets or liabilities associated with the acquisition of a vessel, the Company records such identified intangible assets or liabilities at fair value. Fair value is determined by reference to market data obtained from independent broker’s valuations. The valuations reflect the fair value of the vessel with and without the attached time charter and the cost of the acquisition is then allocated to the vessel and the intangible asset or liability on the basis of their relative fair values. The intangible asset or liability is amortized as an adjustment to revenues over the assumed remaining term of the acquired time charter and is classified as non-current asset or liability, as applicable, in the accompanying consolidated balance sheets.

Inventories

Inventories consist of bunkers, lubricants and provisions on board each vessel. Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price less reasonably predictable costs of disposal and transportation. Cost is determined by the first in, first out method. Inventories consist of bunkers during periods when vessels are unemployed, undergoing dry-docking or special survey or under voyage charters.

Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Company’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Company can estimate the amount of such recovery and (iv) provided that the claim is not subject to litigation. No provision for credit losses was recorded as of December 31, 2023 and 2024 pursuant to the provisions of ASC 326.

Investment in equity securities

The Company measures equity securities with readily determinable fair values (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding equity investments that are accounted for under the equity method of accounting or result in consolidation of an investee) at fair value with changes in the fair value recognized through net income, in accordance with ASC 321 “Investments–Equity Securities” and the provisions enumerated under ASC 825 “Financial Instruments”. The Company recognizes purchased securities on the settlement date. Any dividends subsequently distributed by the investee to the Company are recognized as income when received.

Equity investments

The Company has elected to apply the practical expedient in ASC 820 Fair Value Measurement to measure equity securities without a readily determinable fair value at the net asset value (“NAV”). If equity securities do not qualify for the practical expedient in ASC 820 Fair Value Measurement they are measured at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as a going concern and market conditions, to determine whether an investment is impaired, in which case the Company will estimate the fair value of the investment to determine the amount of the impairment loss. Equity investments without readily determinable fair values are non-marketable equity securities, which are investments in privately held companies for which the Company does not exercise significant influence.

Equity Method Investments

Investments in common stock or in-substance common stock of entities that provide the Company with the ability to exercise significant influence, but not a controlling financial interest, over operating and financial policies, as defined by ASC 323, accounted for under the equity method of accounting, unless the fair value option is elected. Under this method, the investment in such entities is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses, net of tax of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. This evaluation considers qualitative and quantitative factors such as the investee’s recent financial results, operating trends, implied values from recent transactions, and other publicly available information. The amount of the adjustment is included in the determination of net income / (loss). Dividends received from an investee reduce the carrying amount of the investment. When the Company’s share of losses in an investee equals or exceeds its interest in the investee, the Company does not recognize further losses unless the Company has incurred obligations or made payments on behalf of the investee. The Company has adopted a “cumulative earnings” approach which presumes that the dividends are returns on investment and therefore are classified as operating cash flows.

The Company elected to apply the fair value option to its listed investments in MPC Container Ships ASA and MPC Energy Solutions N.V. Gains and losses from remeasuring the investments at fair value are recorded through net income(ASC 825-10). The Company classified the dividends as operating cash flows by applying the “nature-of-the-distribution” method in ASC 230 as the dividends represented the distribution of net profits with the objective to maximize shareholder returns.

Assets and liabilities held for sale

Non-current assets and groups of assets and liabilities which comprise disposal groups are classified as ‘held for sale’ when all of the following criteria are met: a decision has been made to sell; the assets are available for sale immediately; the assets are being actively marketed; and a sale has been agreed or is expected to be concluded within 12 months of the balance sheet date. Assets and liabilities held for sale are measured at fair value, less costs to sell. Any subsequent changes in fair value less cost to sell are recognized, with losses recorded for write-downs and gains recognized for increases, but not exceeding previously recognized losses. Assets held for sale are neither depreciated nor amortised. Non-current assets and liabilities held for sale are recognized as current on the balance sheet.

Vessels, net

Vessels, net are stated at cost net of accumulated depreciation and impairment, if any. The cost of a vessel consists of the contract price plus any direct expenses incurred upon acquisition, including improvements, delivery expenses and other expenditures to prepare the vessel for its intended use which is to provide worldwide integrated transportation services. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of a vessel; otherwise these amounts are charged to expense as incurred.

Vessels held for sale

The Company classifies a vessel as being held for sale when all of the following criteria, enumerated under ASC 360 “Property, Plant, and Equipment”, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under ‘Loss on vessels held for sale’ in the consolidated statement of comprehensive income. A vessel ceases being depreciated once it meets the held for sale classification criteria.

Vessels’ depreciation

Depreciation is computed using the straight-line method over the estimated useful life of a vessel, after considering the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate. Salvage values are periodically reviewed and revised, if needed, to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage value affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. Management estimates the useful life of its vessels to be 25 years from the date of their initial delivery from the shipyard.

Impairment of Vessels

The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted cash flows expected to be generated by the use of a vessel is less than its carrying amount, the Company evaluates the vessel for an impairment loss. Measurement of the impairment loss is based on the fair value of the vessel in comparison to its carrying value, including any related intangible assets and liabilities. In this respect, management regularly reviews the carrying amount of its vessels in connection with their estimated recoverable amount. As at December 31, 2023, the Company identified impairment indicators for certain of its vessels and, accordingly, estimated the vessels’ recoverable amount by projecting their undiscounted future operating cash flows. In developing estimates of future undiscounted operating cash flows, the Company made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry-docking and/or special survey costs, the estimated remaining useful life of the vessels and their estimated residual value. Based on the results of the undiscounted cash flow tests performed, the Company determined that the vessels for which impairment indicators were present, were not impaired as of December 31, 2023. As of December 31, 2024, no impairment indicators were present.

Dry-docking and special survey costs

Dry-docking and special survey costs are accounted under the deferral method whereby the actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. Costs deferred include expenditures incurred relating to shipyard costs, hull preparation and painting, inspection of hull structure and mechanical components, steelworks, machinery works, and electrical works as well as lodging and subsistence of personnel sent to the yard site to supervise. If a dry-dock and/or a special survey is performed prior to its scheduled date, the remaining unamortized balance is immediately expensed. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of a vessel’s sale. The amortization charge related to dry-docking costs and special survey costs is presented within Depreciation and amortization in the accompanying consolidated statements of comprehensive income.

Office furniture and equipment, net

Property and equipment are stated at cost less accumulated depreciation, which is generally provided by using the straight-line method over the estimated useful lives of the individual assets. Gains or losses on disposition are recognized as earned or incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are expensed as incurred. Leasehold improvements are depreciated or amortized over the shorter of the estimated useful life of the asset or the remaining expected lease term.

The following table summarizes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

Estimated Useful Lives in years
Office Furniture & Equipment
Installations	5 – 13
Office Furniture	7 - 13
Other fixtures and fittings, office equipment
Office Equipment	3 – 5

Impairment of long-lived assets

The Company evaluates property, and equipment, operating lease right-of-use assets, and definite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying value of a long-lived asset may not be recoverable. Recoverability is assessed based on the undiscounted future cash flows generated by the asset or asset group. If the carrying amount of an asset or asset group is not recoverable, the Company recognizes an impairment loss equal to the amount by which the carrying amount exceeds fair value. The Company estimates fair value based on the income, market, or cost valuation techniques.

Revenues and voyage expenses recognition

The Company generates its revenues from time charter contracts. Under a time charter agreement, a contract is entered into for the use of a vessel for a specific period of time and a specified daily fixed or index-linked charter hire rate. An index-linked rate usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Panamax Index.

Revenues related to time charter contracts

The Company accounts for its time charter contracts as operating leases pursuant to ASC 842 “Leases”. The Company has determined that the non-lease component in its time charter contracts relates to services for the operation of the vessel, which comprise of crew, technical and safety services, among others. The Company further elected to adopt a practical expedient that provides it with the discretion to recognize lease revenue as a combined single lease component for all time charter contracts (operating leases) since it determined that the related lease component and non-lease component have the same timing and pattern of transfer and the predominant component is the lease. The Company qualitatively assessed that more value is ascribed to the use of the asset (i.e., the vessel) rather than to the services provided under the time charter agreements.

Lease revenues are recognized on a straight-line basis over the non-cancellable rental periods of such charter agreements, as rental service is provided, beginning when a vessel is delivered to the charterer until it is redelivered back to the Company, and is recorded as part of vessel revenues in the Company’s consolidated statements of comprehensive income/(loss). Revenues generated from variable lease payments are recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. Deferred revenue includes (i) cash received prior to the balance sheet date for which all criteria to recognize as lease revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date and (ii) deferred contract revenue such as deferred ballast compensation earned as part of a lease contract. Lease revenue is shown net of commissions payable directly to charterers under the relevant time charter agreements. Charterers’ commissions represent discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Apart from the agreed hire rate, the owner may be entitled to additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Company made an accounting policy election to recognize the related ballast costs, which mainly consist of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, provided they meet certain criteria, as contract fulfillment costs in accordance with ASC 340-40 and amortize these over the period of the charter.

Voyage Expenses

Voyage expenses, consist of: (a) port, canal and bunker expenses unique to a particular charter that the Company incurs during repositioning periods, (b) costs of European Union Allowance (“EUAs”) and (c) brokerage commissions. All voyage expenses are expensed as incurred, except for contract fulfilment costs which are capitalized to the extent the Company, in its reasonable judgement, determines that they (i) are directly related to a contract, (ii) will be recoverable and (iii) enhance the Company’s resources by putting the Company’s vessel in a location to satisfy its performance obligation under a contract pursuant to the provisions of ASC 340-40 “Other assets and deferred costs”. These capitalized contract costs are amortized on a straight-line basis as the related performance obligations are satisfied. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. These capitalized contract fulfilment costs are recorded under “Deferred charges, net” in the accompanying consolidated balance sheets. At the inception of a time charter, the Company records the difference between the cost of bunker fuel delivered by the terminating charterer and the bunker fuel sold to the new charterer as a bunker gain or loss within voyage expenses.

Revenue related to services

The Company recognizes revenue in accordance with ASC 606 Revenue from Contracts with Customers. The Company generates service revenue through the following streams: (i) transaction services, (ii) ongoing management services for investment structures and assets, and (iii) ship management services.

The Company provides transaction-related services in connection with the acquisition, sale or development of assets such as vessels or renewable energy projects. These services are typically success-based and remunerated through transaction fees that are contingent upon the successful closing of the underlying transaction. As there is no enforceable right to payment before the transaction is completed and the customer may withdraw at any time without penalty, revenue is recognized at a point in time, when the defined success event or contractual milestone is achieved. Transaction prices may contain fixed and variable components, which are allocated to performance obligations in line with the respective contractual arrangements. The transaction service is generally treated as a single integrated performance obligation.

Additionally, the Company provides management services for assets companies (and associated assets) that the Company manages. These include asset management, fund administration, and oversight services for investment vehicles, including legacy fund platforms. Revenue from these performance obligations is recognized over the service periods, as the customer simultaneously receives and consumes the benefits of the services as they are performed. Fees are typically structured as recurring, fixed or asset-linked management fees.

The Company provides commercial and technical ship management services. Commercial management includes activities such as chartering, voyage coordination, and related support services, while technical management comprises maintenance, repairs, and regulatory compliance. Each category of service is treated as a distinct performance obligation. Revenue is recognized over time, as the customer simultaneously benefits from the services provided. Commercial management fees are typically calculated as a percentage of charter income, while technical services are charged at fixed monthly rates.

Cost of revenue from services

Cost of revenue from services comprise expenses for purchased services from third party providers and employee expenses which are directly attributable to the operating business activities.

Leases

The Company determines at the inception of the contract whether a contract is or contains a lease and categorizes it as either operating or finance. Finance leases are generally those leases that allow the Company to substantially utilize or pay for the entire asset over its estimated life. As of December 31, 2024, the Company has not entered into any finance lease agreements.

The Company records right-of-use (“ROU”) assets and lease obligations for its operating leases, which are initially recognized based on the discounted future lease payments over the term of the lease. The leases generally have terms that range from one to ten years for property and three years for vehicles. If the rate implicit in the leases is not readily determinable, the applicable incremental borrowing rate is used in calculating the present value of the sum of the lease payments. The lease term is defined as the non-cancelable period of the lease plus any options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The Company elected not to recognize ROU asset and lease obligations for short-term leases, which are defined as leases with an initial term of 12 months or less. Costs associated with operating leases are recognized on a straight-line basis within operating expenses over the term of the lease.

Accounting for Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, investments in equity securities, loans, amounts due from related parties, trade receivables, net and derivative financial instruments. The principal financial liabilities of the Company consist of trade and other payables, accrued liabilities, long-term debt (including related party amounts), amounts due to related parties and derivative financial instruments.

Derivative Financial Instruments

The Company regularly enters into forward rate agreements and currency options to hedge against currency risks. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates whether the derivative qualifies as an accounting hedge of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income (loss) until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments (“economic hedging”) and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging,” the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive income (loss) and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

Fair value measurements

The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Level 2 inputs are those that are observable for the asset or liability, either directly or indirectly, but are not quoted prices for identical assets or liabilities in active markets. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy.

Repairs and Maintenance

All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Financing Costs
Costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (Subtopic 470-50), is expensed in interest and finance costs in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

Offering costs

Expenses directly attributable to an equity offering are deferred and set off against the proceeds of the offering within paid-in capital, unless the offering is aborted, in which case they are written-off and charged to earnings.

Income taxes

Income taxes are accounted for using the asset and liability method. Under this approach, current income taxes represent the amount of income taxes payable or refundable for the current year based on taxable income. Deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are recognized for temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. These deferred taxes are measured using enacted tax rates expected to apply in the years when the temporary differences are expected to reverse.

DTAs are evaluated for realizability, and a valuation allowance is recognized if it is more likely than not that some portion of the asset will not be realized. In assessing the need for a valuation allowance, all available positive and negative evidence is considered, including the existence of taxable temporary differences, projected future taxable income, available tax-planning strategies, carryback potential where permitted, and recent operating results. If it is determined that DTAs are realizable in the future in excess of their net recorded amount, an adjustment to the valuation allowance would be made, reducing the provision for income taxes.

Earnings /(losses) per common share

Basic earnings/(losses) per common share are computed by dividing net income available to common shareholders, by the weighted average number of common shares outstanding during the period. Diluted earnings per common share, reflects the potential dilution that could occur if securities were converted or other contracts to issue common stock were exercised at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants issued. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible securities. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Commitments, contingencies and provisions

Commitments are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

Investment in related party (Financial Instruments, Recognition and Measurement):
The Company has elected to measure equity securities without a readily determinable fair value, that do not qualify for the practical expedient in ASC 820 Fair Value Measurement to estimate fair value using the NAV per share (or its equivalent), at its cost minus impairment, if any. At each reporting period, the Company also evaluates indicators such as the investee’s performance and its ability to continue as going concern and market conditions, to determine whether an investment is impaired in which case, the Company will estimate the fair value of the investment to determine the amount of the impairment loss.
Discontinued Operations
The Company classifies as discontinued operations, a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on the company’s operations and financial results (Note 3).

Warrants repurchases

The Company records the repurchase of its warrants at cost. For warrants repurchased, if the instrument is classified as equity, any cash paid in the settlement is recorded as an offset to additional paid-in capital. The Company’s warrants are all classified as equity. When the Company determines that on the measurement date the repurchase amount exceeds the fair value of the repurchased warrants, then this value represents a deemed dividend to the warrant holders, which should be deducted from the net income from continuing operations to arrive at the net income available to common shareholders from continuing operations.

Share-based payments

The Company’s majority-owned subsidiary, MPC Capital, offers certain members of its key management to participate in the share-based compensation program (the “Program”). It is designed to be settled in shares of MPC Capital and the Company does have the intent to do so. Even though there are contingencies that may result in a required cash settlement of the Program, it is neither considered probable nor controlled by the beneficiaries. Therefore, the Program is classified as equity settled. The Company recognizes share-based compensation expense based on the fair value of the awards at the date of grant.

The Program contains a service, performance, and market condition. At the time of the MPC Capital acquisition all conditions were fulfilled except for the service condition and the corresponding expense is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures when incurred.

New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company adopted ASU 2023-07 as of January 1, 2024 and considers that the adoption of ASU 2023-07 did not have a significant impact on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to improve transparency of income tax disclosure by requiring income tax disclosures to contain consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. This standard affects the disclosure of income taxes, not the accounting for income taxes. This standard is effective for the annual period beginning after December 15,2025, with early adoption permitted. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.